UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5652

Dreyfus Municipal Income, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
June 30, 2009 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments--155.9%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.8%
The Board of Trustees of the
University of Alabama, HR
(University of Alabama at
Birmingham) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.88	9/1/10	4,620,000 a	4,943,631
Alaska--1.3%
Alaska Housing Finance
Corporation, General Mortgage
Revenue (Insured; National
Public Finance Guarantee Corp.)	6.05	6/1/39	2,280,000	2,280,958
Arizona--4.8%
City of Phoenix, County of
Maricopa and the County of
Pima Industrial Development
Authorities, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	5.80	12/1/39	3,770,000	3,821,988
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	6.25	7/1/28	1,000,000	1,040,860
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000	2,145,360
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	2,000,000	1,428,820
California--21.1%
ABAG Financial Authority for
Nonprofit Corporations,
Insured Revenue, COP (Odd

Fellows Home of California)	6.00	8/15/24	5,000,000	4,999,600
California,
GO (Various Purpose)	5.75	4/1/31	3,950,000	3,825,812
California,
GO (Various Purpose)	5.00	11/1/32	1,500,000	1,300,965
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000	3,152,130
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	2,500,000	2,522,475
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)
(Prerefunded)	6.50	7/1/10	3,545,000 a	3,773,050
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)
(Prerefunded)	6.50	7/1/10	1,455,000 a	1,550,506
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/32	6,000,000 b	1,339,440
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000	2,017,080
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	5,000,000	4,154,250
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	3,500,000	2,113,685
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.80	6/1/13	3,000,000 a	3,605,340
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	1,000,000	990,480

Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	1,500,000 c	1,525,650
Colorado--6.7%
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,500,000	1,647,270
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	6.13	6/1/38	2,525,000	2,502,881
Colorado Springs,
HR	6.38	12/15/30	2,890,000	2,907,138
Colorado Springs,
HR (Prerefunded)	6.38	12/15/10	2,835,000 a	3,094,459
University of Colorado Regents,
University Enterprise Revenue	5.38	6/1/38	1,500,000	1,538,790
District of Columbia--1.5%
District of Columbia,
Revenue (Catholic University
America Project) (Insured;
AMBAC)	5.63	10/1/29	475,000	480,310
District of Columbia,
Revenue (Catholic University
America Project) (Insured;
AMBAC) (Prerefunded)	5.63	10/1/09	1,605,000 a	1,641,161
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA,
GNMA and GIC; Trinity Funding)	7.45	12/1/30	485,000	491,717
Florida--4.9%
Greater Orlando Aviation
Authority, Airport Facilities
Revenue	6.25	10/1/20	3,980,000	4,154,682
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	1,470,000	1,454,286
Orange County Health Facilities

Authority, HR (Orlando
Regional Healthcare System)
(Prerefunded)	6.00	10/1/09	30,000 a	30,719
Orange County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty)	5.50	8/1/34	2,000,000	2,013,900
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	5.80	10/1/34	1,095,000	991,621
Georgia--1.7%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/28	3,000,000	2,999,700
Illinois--12.1%
Chicago,
GO (Insured; FGIC)
(Prerefunded)	6.13	7/1/10	3,685,000 a	3,926,625
Chicago,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	6.13	7/1/10	315,000 a	335,655
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	30,000	30,000
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	2,000,000	1,479,760
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)
(Prerefunded)	6.13	11/15/10	5,800,000 a	6,236,102
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)
(Prerefunded)	6.25	11/15/09	7,000,000 a	7,220,570
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital)
(Prerefunded)	6.88	5/15/10	1,995,000 a	2,106,880

Indiana--1.5%
Franklin Township School Building
Corporation, First Mortgage
Bonds (Prerefunded)	6.13	7/15/10	2,500,000 a	2,696,750
Maryland--6.9%
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000	2,685,925
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Project) (Prerefunded)	5.63	6/1/13	2,000,000 a	2,299,280
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins University Issue)
(Prerefunded)	6.00	7/1/09	7,000,000 a	7,071,120
Massachusetts--5.9%
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	1,635,600
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/31	1,970,000	1,967,616
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)
(Prerefunded)	6.00	1/1/12	530,000 a	596,345
Massachusetts Housing Finance
Agency, Rental Housing
Mortgage Revenue (Insured;
AMBAC)	5.50	7/1/40	2,230,000	1,717,613
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American

Hingham Project)	6.95	12/1/35	5,235,000	4,445,248
Michigan--5.3%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; FSA)	7.50	7/1/33	1,500,000	1,729,695
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.00	11/15/38	1,515,000	1,127,448
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,385,000	3,608,241
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.00	9/1/29	2,500,000	2,812,675
Minnesota--3.9%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.75	11/15/32	3,000,000	3,152,700
Minnesota Agricultural and
Economic Development Board,
Health Care Facilities Revenue
(Essentia Health Obligated
Group) (Insured; Assured
Guaranty)	5.00	2/15/37	1,000,000	979,410
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	80,000	80,683
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)
(Prerefunded)	6.38	11/15/10	2,420,000 a	2,622,627
Mississippi--3.1%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	6,000,000	5,457,120
Missouri--1.6%
Missouri Health and Educational

Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)
(Prerefunded)	6.25	12/1/10	2,500,000 a	2,711,325
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	120,000	122,286
Nevada--2.0%
Clark County,
IDR (Southwest Gas Corporation
Project) (Insured; AMBAC)	6.10	12/1/38	4,000,000	3,560,160
New Hampshire--1.2%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; AMBAC)	6.00	5/1/21	2,135,000	2,118,923
New Jersey--2.1%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	1,610,000	1,216,822
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty)	6.13	6/1/30	2,500,000	2,495,450
New Mexico--2.3%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.30	12/1/16	3,000,000	2,997,180
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program
(Collateralized: FHLMC and
GNMA)	6.85	9/1/31	1,000,000	1,012,110
New York--1.8%
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/27	1,500,000	1,489,290
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium

Project) (Insured; Assured
Guaranty)	7.00	3/1/49	1,435,000	1,613,528
North Carolina--.6%
North Carolina Housing Finance
Agency, Home Ownership Revenue	6.25	1/1/29	1,125,000	1,125,563
Ohio--1.6%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	2,000,000	1,234,500
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	2,000,000	1,658,740
Pennsylvania--7.4%
Lancaster Higher Education
Authority, College Revenue
(Franklin and Marshall College
Project)	5.00	4/15/37	2,000,000	1,890,880
Pennsylvania Economic Development
Financing Authority, RRR
(Northampton Generating
Project)	6.60	1/1/19	3,500,000	2,636,410
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health)	5.88	12/1/31	1,755,000	1,670,005
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health) (Prerefunded)	5.88	12/1/11	5,995,000 a	6,717,697
South Carolina--10.3%
Lancaster Educational Assistance
Program, Inc., Installment
Purchase Revenue (The School
District of Lancaster County,
South Carolina, Project)	5.00	12/1/26	5,000,000	4,554,600
Medical University of South
Carolina, Hospital Facilities
Revenue (Prerefunded)	6.00	7/1/09	2,500,000 a	2,525,400
Piedmont Municipal Power Agency,
Electric Revenue	5.25	1/1/21	3,500,000	3,502,975
South Carolina Public Service

Authority, Revenue Obligations	5.50	1/1/38	3,000,000	3,147,060
Tobacco Settlement Revenue
Management Authority of South
Carolina, Tobacco Settlement
Asset-Backed Bonds	6.38	5/15/30	3,750,000	4,341,038
Tennessee--3.4%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	2,000,000	1,689,120
Knox County Health, Educational
and Housing Facility Board,
Revenue (University Health
System, Inc.)	5.25	4/1/36	2,000,000	1,641,180
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/29	2,500,000	2,707,600
Texas--13.8%
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement (Insured;
FSA)	5.00	11/1/35	1,500,000	1,291,965
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (Insured; Radian)
(Prerefunded)	6.38	10/1/10	2,500,000 a	2,669,150
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	6.38	6/1/11	3,565,000 a	3,953,549
Lubbock Educational Facilities
Authority, Improvement Revenue
(Lubbock Christian University)	5.25	11/1/37	1,500,000	1,166,130
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	4,000,000	4,146,840

North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	4,000,000	3,848,400
Texas,
GO (Veterans Housing
Assistance Program)
(Collateralized; FHA)	6.10	6/1/31	7,000,000	7,007,490
Utah--.0%
Utah Housing Finance Agency,
SFMR (Collateralized; FHA)	6.00	1/1/31	85,000	81,507
Vermont--2.5%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Middlebury College
Project)	5.00	11/1/38	2,500,000	2,492,200
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Saint Michael's
College Project)	6.00	10/1/28	1,500,000	1,549,155
Vermont Housing Finance Agency,
SFHR (Insured; FSA)	6.40	11/1/30	330,000	336,518
Virginia--1.3%
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.25	7/1/19	2,000,000	2,241,980
Washington--7.3%
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,000,000	3,145,920
Washington Health Care Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.38	10/1/36	1,500,000	1,576,260
Washington Higher Educational
Facilities Authority, Revenue
(Whitman College) (Prerefunded)	5.88	10/1/09	5,000,000 a	5,070,050
Washington Housing Finance
Commission, Revenue
(Single-Family Program)
(Collateralized: FHLMC, FNMA

and GNMA)	5.15	6/1/37	3,160,000	3,067,886
West Virginia--1.2%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	2,500,000	2,175,825
Wisconsin--4.1%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	2,500,000 a	2,841,650
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.60	2/15/29	4,975,000	4,396,706
Wyoming--1.8%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	1,500,000	1,215,750
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/38	2,000,000	1,974,480
U.S. Related--6.1%
Government of Guam,
LOR (Section 30)	5.75	12/1/34	1,500,000	1,470,480
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	1,000,000	903,500
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/37	1,945,000	1,666,398
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	4,000,000	3,695,800
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,000,000	2,940,660
Total Investments (cost $273,972,662)			155.9%	273,808,493
Cash and Receivables (Net)			1.0%	1,877,450
Preferred Stock, at redemption value			(56.9%)	(100,000,000)
Net Assets Applicable to Common Shareholders			100.0%	175,685,943

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Purchased on a delayed delivery basis.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $273,972,662. Net unrealized depreciation on investments was $164,169 of which $11,785,839 related to appreciated investment securities and $11,950,008 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation

IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	273,808,493	-	273,808,493
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in municipal debt securities are valued on the last business day of each week and month by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on the last business day of each week and month.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Income, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 12, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)